Earnings per Share - Summary of Calculation of Earnings per Share (Detail) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Earnings per share [abstract]
Profit attributable from to ordinary equity holders for basic earnings—basic	R$ 1,316,341	R$ 975,448		R$ 551,021
Profit attributable from continued operation to ordinary equity holders for basic earnings	1,305,320	1,003,678		591,220
Dilutive effect of subsidiary's stock option plan	(5,714)	(2,882)		(1,352)
Profit (loss), attributable to ordinary equity holders of parent entity including dilutive effects	1,310,627	972,566		549,669
Profit from continued operation attributable to ordinary equity holders adjusted for the effect of dilution	R$ 1,299,606	R$ 1,000,796		R$ 589,868
Basic weighted-average number of shares outstanding	227,560	244,065		262,999
Dilutive effect of stock option plan weighted-average number of shares outstanding	8,530	10,061		5,553
Diluted weighted-average number of shares outstanding	236,090	254,126		268,552
Basic earnings per share	R$ 5.7850	R$ 3.9970	[1]	R$ 2.0950	[1]
Diluted earnings per share	5.5510	4.1120	[1]	2.0470	[1]
Basic earnings per share from continuing operations	5.7360	3.8270	[1]	2.2480	[1]
Diluted earnings per share from continuing operations	R$ 5.5050	R$ 3.9500	[1]	R$ 2.1960	[1]

[1]	For details on this restated, see note 24.